FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss [Line Items]
Trading assets	£ 290	£ 19,462
Other financial assets mandatorily at fair value through profit or loss	1,994	3,794
Total	2,284	23,256
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss [Line Items]
Trading assets	290	19,420
Other financial assets mandatorily at fair value through profit or loss	413	1,423
Total	£ 703	£ 20,843